UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2006
                                                --------------------------------

Check here if Amendment  [  ]; Amendment Number:
                                                  -------------------------
  This Amendment (Check only one.):         [  ]   is a restatement.
                                            [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Jundt Associates, Inc.
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Address:       301 Carlson Parkway, Suite 120
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               Minnetonka, Minnesota 55305
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Form 13F File Number:  28-2786
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marcus E. Jundt
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Title:         Vice Chairman
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Phone:         (952) 541-0677
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Signature, Place, and Date of Signing:

/s/ Marcus E. Jundt       Minneapolis, Minnesota        October 6, 2006
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[Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[|X|] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:          59
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Form 13F Information Table Value Total:          $ 115,927
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                                                                     (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                                                          VOTING AUTHORITY
                                                                                                     ------------------------------
                                   TITLE OF                  VALUE     SHARES/ SH/   PUT/   INVSTMT   OTHER
NAME OF ISSUER                      CLASS        CUSIP      (X$1000)   PRN AMT PRN   CALL   DSCRETN  MANAGERS   SOLE   SHARED  NONE
------------------------------     --------    ---------    --------   ------- ---   ----   -------  --------- ------- ------- ----
AMGEN INC. CMN                     COM         031162100       3340       46700SH             Sole              46700
APPLE COMPUTER, INC. CMN           COM         037833100       1578       20500SH             Sole              20500
ATS MED INC COM                    COM         002083103         24       10000SH             Sole              10000
BEST BUY INC                       COM         086516101       2930       54700SH             Sole              54700
BIOGEN IDEC INC                    COM         09062X103       7752      173500SH             Sole             173500
CHARTER COMMUNCTNS DEL CL A        COM         16117m107        106       70000SH             Sole              70000
COSTCO WHSL CORP NEW COM           COM         22160k105       1297       26100SH             Sole              26100
DEVON ENERGY CORP NEW COM          COM         25179M103       6757      107000SH             Sole             107000
DIOMED HOLDINGS INC COM NEW        COM         25454R207        783      652200SH             Sole             652200
EBAY INC                           COM         278642103       1994       70300SH             Sole              70300
ENTREMED INC COM                   COM         29382F103        238      127943SH             Sole             127943
ENTRUST TECHNOLOGIES COM           COM         293848107         35       10000SH             Sole              10000
EXELIXIS                           COM         30161Q104        174       20000SH             Sole              20000
FAMOUS DAVES AMER INC              COM         307068106       1341       88200SH             Sole              88200
FEDEX CORP COM                     COM         31428X106        478        4400SH             Sole               4400
GENZYME CORP                       COM         372917104       3421       50700SH             Sole              50700
GOOGLE INC CL A                    COM         38259P508        840        2090SH             Sole               2090
HEWLETT PACKARD CO COM             COM         428236103       1398       38100SH             Sole              38100
HOLOGIC INC COM                    COM         436440101        757       17400SH             Sole              17400
HOME DEPOT INC                     COM         437076102       3953      109000SH             Sole             109000
IMMERSION CORPORATION CMN          COM         452521107       9113     1274585SH             Sole            1274585
INTEGRATED DEVICE TECH COM         COM         458118106        344       21400SH             Sole              21400
INTRALASE CORP COM                 COM         461169104        353       17900SH             Sole              17900
INTUITIVE SURGICAL INC COM         COM         46120E602       1139       10800SH             Sole              10800
J CREW GROUP INC COM               COM         46612H402        490       16300SH             Sole              16300
LIFECELL CORP COM                  COM         531927101       2014       62500SH             Sole              62500
MASTERCARD INC COM                 COM         57636Q104        317        4500SH             Sole               4500
MYOGEN, INC. CMN                   COM         62856e104       3364       95900SH             Sole              95900
NEUSTAR INC. CMN CLASS A           COM         64126x201        247        8900SH             Sole               8900
NIGHTHAWK RADIOLOGY HL COM         COM         65411N105        603       31500SH             Sole              31500
SCHERING PLOUGH CORP PFD CONV      COM         806605606        800       14400SH             Sole              14400
SCHERING-PLOUGH CORP CMN           COM         806605101       8383      379500SH             Sole             379500
SEPRACOR INC CMN                   COM         817315104       7944      164000SH             Sole             164000
SIRIUS SATELLITE RADIO COM         COM         82966U103        141       36000SH             Sole              36000
SPRINT NEXTEL CORP                 COM         852061100       6893      401900SH             Sole             401900
ST JUDE MED INC COM                COM         790849103       1426       40400SH             Sole              40400
STRYKER CORP CMN                   COM         863667101       1056       21300SH             Sole              21300
SUNPOWER CORP COM CL A             COM         867652109        308       11100SH             Sole              11100
TRANSOCEAN INC. CMN                COM         g90078109        410        5600SH             Sole               5600
VERIFONE HLDGS INC COM             COM         92342Y109        248        8700SH             Sole               8700
WORLDSPACE INC CL A                COM         981579105         59       17200SH             Sole              17200
WYETH CMN                          COM         983024100        234        4600SH             Sole               4600
XM SATELLITE RADIO HLDGS INC C     COM         983759101       5775      447707SH             Sole             447707
YUM BRANDS INC COM                 COM         988498101        833       16000SH             Sole              16000
ZIMMER HLDGS INC COM               COM         98956P102       6190       91700SH             Sole              91700
ALCON INC COM SHS                  ADR         H01301102       2084       18200SH             Sole              18200
ANGIOTECH PHARMACEUTLS             ADR         034918102        130       14800SH             Sole              14800
ASTRAZENECA ADR                    ADR         046353108       1288       20600SH             Sole              20600
BAIDU.COM, INC. SPONSORED ADR      ADR         056752108       1996       22800SH             Sole              22800
CHINA MED TECHNOLOGIES SPONSOR     ADR         169483104       1705       73700SH             Sole              73700
CTRIP COM INTL LTD ADR             ADR         22943F100        360        8000SH             Sole               8000
FOSTER WHEELER LTD SHS NEW         ADR         G36535139        529       13700SH             Sole              13700
GARMIN LTD ORD                     ADR         G37260109        449        9200SH             Sole               9200
GLOBALSANTAFE CORP SHS             ADR         g3930e101        295        5900SH             Sole               5900
NABORS INDUSTRIES, LTD. CMN        ADR         g6359f103        417       14000SH             Sole              14000
NOBLE CORPORATION SHS              ADR         G65422100        276        4300SH             Sole               4300
RESEARCH IN MOTION                 ADR         760975102        226        2200SH             Sole               2200
SCHLUMBERGER LTD CMN               ADR         806857108       7053      113700SH             Sole             113700
WILLIS GROUP HOLDINGS LTD CMN      ADR         g96655108       1243       32700SH             Sole              32700
REPORT SUMMARY                     59 DATA RECORDS          115,927           0     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED